Putnam Investments
One Post Office Square
Boston, MA 02109
November 27, 2009

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Putnam RetirementReady Funds (Reg. Nos. (333-117134) (811-21598)
Post-Effective Amendment No. 7 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of Putnam RetirementReady Funds (the “Funds”), Post-Effective Amendment No. 7 pursuant to Rule 485(b) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940. This filing is electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 6, which was filed on September 18, 2009. These changes include the completion of information omitted from the prior filing and other minor edits, as well as changes made in response to comments of the Staff. In particular, the Prospectus has been modified as follows in response to comments of the Staff, which are summarized below:

1. Comment: In the description of the main investment strategies and related risks of the underlying Putnam funds, please disclose how individual securities are selected for purchase or sale by the underlying Putnam funds.

Response: The following disclosure has been added after the first paragraph of this section:

When deciding whether to buy or sell equity investments for the underlying Putnam funds, the managers of those funds may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends. When deciding whether to buy or sell fixed income investments for the underlying Putnam funds, the managers of those funds may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions.

2. Comment: In the description of the main investment strategies and related risks of the underlying Putnam funds, the goal of Putnam Asset Allocation: Balanced Portfolio is stated as “seek[ing] total return.” Please restate the fund’s goal as “seek[ing] total return, comprised of capital appreciation and income.” If Trustee or other approval is needed to change the fund’s goal, please make the disclosure change to the “Main Investment Strategies—Asset Allocation” section and pursue changing the fund’s goal at a future time.

Response: As stated in the “Alternative strategies” sub-section in the “Additional information about investment strategies and related risks of the underlying Putnam funds” section, the Trustees may change a fund’s goal. To date we have not sought Trustee approval for a change in the fund’s goal. At this time, however, we have added a sentence at the end of the “Goals” section as follows: “Total return is comprised of capital appreciation and income.”

3. Comment: In the description of the main investment strategies and related risks of the underlying Putnam Asset Allocation Funds, in the “Main Investment Strategies—Stocks” section for the Equity Portfolio and the “Main Investment Strategies—Asset Allocation” section for the Growth, Balanced and Conservative Portfolios, please revise the text to add the use of derivatives as a principal investment strategy or remove derivatives risk from the “Main Risks” section if the use of derivatives is not a principal investment strategy of the funds.

Response: The text has been revised as requested. In the “Main Investment Strategies—Stocks” section for the Equity Portfolio and “Main Investment Strategies—Asset Allocation” section for the Growth, Balanced and Conservative Portfolios, the following sentence has been added: “We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.”

4. Comment: In the description of the main investment strategies and related risks of the underlying Putnam Absolute Return Funds, the “Main investment strategies” section states that “The funds seek to earn their target returns over a reasonable period of time.” Please delete the sentence or clarify the meaning of “over a reasonable period of time.”

Response: The sentence that immediately follows the referenced text states that the funds are designed for investors with longer term investment horizons--generally at least three years or more. We believe that this reference to “at least three years or more” adequately clarifies the meaning of “over a reasonable period of time.” Thus, we have not revised the disclosure in advance of any editorial clarification that might be made in the next prospectus update of the underlying Putnam Absolute Return Funds.

5. Comment: In the description of the main investment strategies and related risks of the underlying Putnam Absolute Return Funds, please further explain the “overlay” strategies used by the Absolute Return 500 and 700 Funds.

Response: The section “Absolute Return 500 and 700 Funds—Asset allocation and overlay strategies” first describes the funds’asset allocation (beta) strategy, which provides broad exposure to investment markets, and then describes the funds’ overlay (alpha) strategies, which seek returns from active trading involving active security selection, tactical asset allocation, currency transactions and options transactions. To further explain the asset allocation and overlay strategies, the prospectus states that allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the overlay strategies are generally designed not to depend upon market direction for success. We believe that the prospectus adequately describes the overlay strategies. Thus, we have not revised the disclosure in advance of any editorial clarification that might be made in the next prospectus update of the underlying Putnam Absolute Return Funds.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act of 1933, as amended, that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

Karen R. Kay
Managing Director and Senior Counsel

cc: Philip Romohr, Esq.